Related Party Balances and Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Shenzhen JamBox [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Accounts receivable, gross	$ 2,121,725
Xiamen Hualiu Media [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Accounts receivable, gross	8,373
Xiamen Pupu Investment [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Accounts receivable, gross	165
Related Party [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Accounts receivable, gross	2,130,263
Allowance for credit loss	(1,513)
Accounts receivable, net-related parties	$ 2,128,750